INCOME TAXES - Additional information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INCOME TAXES
Income tax consequences attached to the payment of dividends or distributions	$ 0	$ 0	$ 0